As filed with Securities and Exchange Commission on October 9, 2020.
File Nos. 333-185840
811-03859

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 10	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 10	[X]
(Check Appropriate Box or Boxes)

Variable Separate Account
(Exact Name of Registrant)
AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)
2727-A Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 871-2000
Manda Ghaferi, Esq.
American General Life Insurance Company
21650 Oxnard Street Suite 750, Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on October 13, 2020 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.

Variable Separate Account
Cross Reference Sheet
Part A — Prospectus
Incorporated by reference to the prospectus dated April 30, 2020, as filed under Form N-4, Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-185840 and 811-03859, filed on April 28, 2020, Accession No. 0001683863-20-006171.
A supplement dated October 13, 2020 to the prospectus is included in Part A of this Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, File Nos. 333-185840 and 811-03859.

Part B — Statement of Additional Information
Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-185840 and 811-03859, filed on April 28, 2020, Accession No. 0001683863-20-006171.
A supplement dated October 13, 2020 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, File Nos. 333-185840 and 811-03859.
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED APRIL 30, 2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Variable Annuity

Polaris II Variable Annuity

Polaris Choice II Variable Annuity

Polaris Choice III Variable Annuity

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris II A-Class

Polaris II A-Class Platinum Series

The date of the Prospectus has been changed to October 13, 2020. All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to October 13, 2020.

Effective on or about October 13, 2020, the following Underlying Fund of the SunAmerica Series Trust (“SAST”) has been renamed as indicated below:

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Oppenheimer Main Street Large Cap	SA Invesco Main Street Large Cap	Invesco Advisers, Inc.	SAST

Effective on or about October 13, 2020, the following is added to the INVESTMENT OPTIONS section in the prospectus and the below Underlying Fund is available for direct investment if a living benefit is not elected:

Goldman Sachs Variable Insurance Trust- Class Service Shares

Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust (“GST”).

Underlying Fund Name	Managed by	Trust	Asset Class
Goldman Sachs VIT Government Money Market Fund	Goldman Sachs Asset Management, L.P.	GST	CASH

Effective on or about October 13, 2020, if your contract includes a living benefit, the Goldman Sachs VIT Government Money Market Fund may be available through investment requirements for your feature. Please check with your financial representative for any changes to your investment requirements. You may also contact our Annuity Service Center at 1-800-445-7862.

Dated: October 13, 2020

Please keep this supplement with your prospectus.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2020

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advisory Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Variable Annuity

Polaris II Variable Annuity

Polaris Platinum II Variable Annuity

Polaris Choice II Variable Annuity

Polaris Choice III Variable Annuity

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Select II Variable Annuity

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris II A-Class Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Platinum O-Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Platinum O-Series Variable Annuity

Polaris Preferred Solution Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

The date of the Statement of Additional Information has been changed to October 13, 2020.

Dated: October 13, 2020

Please keep this Supplement with your Statement of Additional Information.

Part C — Other Information
Item 24.     Financial Statements and Exhibits
The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, File Nos. 333-185840 and 811-03859, filed on April 28, 2020:
•	The Audited Financial Statements of Variable Separate Account of American General Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
(b)   Exhibits
Exhibit Number	Description	Location
(1)	Resolution Establishing Separate Account	Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03859, filed on April 18, 1997, Accession No. 0000950148-97-000989.
(2)	Custody Agreements	Not Applicable
(3)(a)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(3)(b)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)	Variable Annuity Contract
(4)(a)	Polaris Choice III Individual Variable Annuity Contract	Incorporated by reference to Post-Effective Amendment No. 25 and Amendment No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006, Accession No. 0000950124-06-005435.
(4)(b)	Maximum Anniversary Value Optional Death Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.
(4)(c)	Purchase Payment Accumulation Optional Death Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.
(4)(d)	Optional Death Benefit Enhancement Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.
(4)(e)	Guaranteed Minimum Account Value Endorsement	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003, Accession No. 0000950148-03-002354.
(4)(f)	Guaranteed Minimum Withdrawal Benefit Endorsement — Step-Up Options	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.
(4)(g)	Standard Death Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.
(4)(h)	Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Endorsement (GMWB for Life)	Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.
(4)(i)	Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two Lives Endorsement	Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.

Exhibit Number	Description	Location
(4)(j)	Nursing Home Rider	Incorporated by reference to Post-Effective Amendment No. 25 and Amendment No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006, Accession No. 0000950124-06-005435.
(4)(k)	Optional Guaranteed Minimum Withdrawal Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-137892 and 811-03859, filed February 13, 2007, Accession No. 0000950148-07-000031.
(4)(l)	Optional Guaranteed Minimum Withdrawal Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-137892 and 811-03859, filed on February 4, 2008, Accession No. 0000950137-08-001533.
(4)(m)	Optional Guaranteed Living Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(4)(n)	Optional Guaranteed Living Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(4)(o)	Return of Purchase Payment Death Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(4)(p)	Maximum Anniversary Value Optional Death Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(4)(q)	Optional Death Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(4)(r)	Optional Guaranteed Living Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.
(4)(s)	Return of Purchase Payment Death Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-157199 and 811-03859, filed on April 28, 2010, Accession No. 0000950123-10-039586.
(4)(t)	Extended Legacy Program Guide	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.
(4)(u)	AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002940.
(4)(v)	Merger Endorsement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)(w)	AGL Optional Guaranteed Living Benefit Extension Endorsement Data Page (ASE–6231E (8/13))	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185778 and 811-03859 filed on April 30, 2014, Accession No. 0000950123-14-004617.
(4)(x)	AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Extension Endorsement (ASE-6217E (8/13))	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 6, File Nos. 333-185778 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568418.
(4)(y)	AGL Optional Guaranteed Minimum Withdrawal Benefit For Two Live Extension Endorsement (AGE-6218E (9/15))	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 6, File Nos. 333-185778 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568418.
(4)(z)	AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15)	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016, Accession No. 00001193125-16-568243.
(5)	Application for Contract

Exhibit Number	Description	Location
(5)(a)	Participant Enrollment Form	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.
(5)(b)	Annuity Application	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.
(6)	Corporate Documents of Depositor
(6)(a)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991 (P)	Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.
(6)(b)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995	Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.
(6)(c)	By-Laws of American General Life Insurance Company, restated as of June 8, 2005	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.
(7)	Reinsurance Contract	Not Applicable
(8)	Material Contracts
(8)(a)	Anchor Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(b)	SunAmerica Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(c)	American Funds Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(8)(d)	Lord Abbett Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(8)(e)	Van Kampen Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.
(8)(f)	Sterling Capital Variable Insurance Funds (formerly BB&T Variable Insurance) Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22, File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343.
(8)(g)	Principal Variable Contracts Funds Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-137892 and 811-03859, filed December 18, 2006, Accession No. 0000950124-06-007650.
(8)(h)	American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.
(8)(i)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 6, File Nos. 333-137892 and 811-03859, filed on April 28,2008, Accession No. 0000950148-08-000093.

Exhibit Number	Description	Location
(8)(j)	Columbia Funds Variable Insurance Trust I Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014433.
(8)(k)	Columbia Funds Variable Series Trust II Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 34 and Amendment No. 36, File Nos. 333-58234 and 811-03859, filed on May 1, 2011, Accession No. 0000950123-11-042326.
(8)(l)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.
(8)(m)	Seasons Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(n)	Letters of Consent to the Assignment of the Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(9)	Opinion of Counsel and Consent of Depositor	Incorporated by reference to Initial Registration Statement, File Nos. 333-185840 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014523.
(10)	Consent	Filed Herewith
(11)	Financial Statements Omitted from Item 23	Not Applicable
(12)	Initial Capitalization Agreement	Not Applicable
(13)(a)	Power of Attorney — American General Life Insurance Company Directors	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-185840 and 811-03859, filed on April 28, 2020, Accession No. 0001683863-20-006171.
(13)(b)	Notice of Termination of Support Agreement	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.
(13)(c)	Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185778 and 811-03859 filed on April 30, 2014, Accession No. 0000950123-14-004617.
(13)(d)	Agreement and Plan of Merger	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(13)(e)	CMA Termination Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 4, File Nos. 333-185778 and 811-03859 filed on April 28, 2015, Accession No. 0001193125-15-153025.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the American General Life Insurance Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
K EVIN T. HOGAN (1)	Director, Chairman, Chief Executive Officer, and President
K ATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer
T HOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer
T ERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer
M ICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
J ONATHAN J. NOVAK (2)	Director and Chief Executive Officer, Institutional Markets
A LIREZA VASEGHI (1)	Director, Senior Vice President and Chief Investment Officer
T ODD P. SOLASH (3)	Director and Chief Executive Officer, Individual Retirement
A DAM C. WINSLOW (4)	Director and Chief Executive Officer, Life Insurance
Evelyn Curran	Executive Vice President
Gabriel A. Lopez (3)	Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky (3)	Senior Vice President, Individual Retirement Products
Sabyasachi Ray (1)	Senior Vice President and Chief Operating Officer
David Ditillo (5)	Senior Vice President and Chief Information Officer
Christine A. Nixon (3)	Senior Vice President
Christopher V. Muchmore (3)	Senior Vice President, Market Risk Management
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Sai P. Raman (6)	Senior Vice President, Institutional Markets
Timothy M. Heslin (7)	Senior Vice President and Chief Life Product and Underwriting Officer
C RAIG A. ANDERSON	Senior Vice President and Life Controller
Mallary L. Reznik (3)	Senior Vice President, General Counsel and Assistant Secretary
Christina M. Haley (3)	Senior Vice President, Product Filing
Justin J.W. Caulfield (1)	Vice President and Treasurer
Julie Cotton Hearne	Vice President and Secretary
Mark A. Peterson (7)	Vice President, Distribution
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Mary M. Newitt (3)	Vice President, Product Filing
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (8)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
T. Clay Spires	Vice President and Tax Officer
Michael E. Treske (3)	Vice President, Distribution
Frank Kophamel	Vice President and Appointed Actuary
Michelle D. Campion (9)	Vice President
Jeffrey S. Flinn	Vice President
Manda Ghaferi (3)	Vice President
Christopher J. Hobson	Vice President
Jennifer N. Miller (9)	Vice President
Thomas A. Musante (9)	Vice President
Stewart R. Polakov (3)	Vice President
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Jennifer A. Roth (3)	Vice President, 38a-1 Compliance Officer
David J. Kumatz (7)	Assistant Secretary
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary

Names, Positions and Offices Held with Depositor
Lloyd J. Bellow	Assistant Tax Officer
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (8)	Investment Tax Officer
Michael F. Mulligan	Managing Director and Head of Global Guaranteed Investment Contracts
Melissa H. Cozart	Privacy Officer

(1)	175 Water Street, New York, NY 10038
(2)	10880 Wilshire Blvd. Suite 1101, Los Angeles, CA 90024
(3)	21650 Oxnard Street, Woodland Hills, CA 91367
(4)	58 Fenchurch Street, London, United Kingdom, EC3M 4AB
(5)	3211 Shannon Road, Durham, NC 27707
(6)	50 Danbury Road, Wilton, CT 06897
(7)	340 Seven Springs Way, Brentwood, TN, 32027
(8)	80 Pine Street, New York, NY 10005
(9)	777 S. Figueroa Street, Los Angeles, CA 90017
(10)	301 Grant Street, Pittsburgh, PA, 15219
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of American General Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-20-023889, filed on February 21, 2020. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contract Owners
As of September 30, 2020, the number of Polaris Choice III contracts funded by Variable Separate Accounts was 14,102 of which 9,182 were qualified contracts and 4,920 were non-qualified contracts.
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
American General Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
James T. Nichols(1)	Director, President and Chief Executive Officer
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Todd P. Solash	Director
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
John Thomas Genoy(1)	Vice President
Mallary Loren Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Thomas Clayton Spires(2)	Vice President, Tax Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address 160 Greene Street, Jersey City, NJ 07311
(2) Principal business address 2919 Allen Parkway, Houston, TX 77019
(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 31.     Management Services
Not Applicable.
Item 32.     Undertakings
General Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Undertakings of the Registrant
Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 8th day of October, 2020.
Variable Separate Account
(Registrant)
BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
        (On behalf of the Registrant and itself)
BY:  /s/   CRAIG A. ANDERSON

         CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President	October 8, 2020

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	October 8, 2020

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	October 8, 2020

*TERRI N. FIEDLER TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer	October 8, 2020

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	October 8, 2020

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director and Chief Executive Officer, Institutional Markets	October 8, 2020

ALIREZA VASEGHI	Director, Senior Vice President and Chief Investment Officer

*TODD P. SOLASH TODD P. SOLASH	Director and Chief Executive Officer, Individual Retirement	October 8, 2020

*ADAM C. WINSLOW ADAM C. WINSLOW	Director and Chief Executive Officer, Life Insurance	October 8, 2020

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	October 8, 2020

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	October 8, 2020